General and Administrative - Summary of General and Administrative Expenses (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
General And Administrative Expenses [Abstract]
Salaries and Benefits	$ 269	$ 249
Administrative and Other	399	342
Stock-Based Compensation Expense (Recovery) (Note 29)	126	97
General and Administrative Expenses	$ 794	$ 688